Supplement to the Current Prospectus

MFS(R) Emerging Growth Fund

Effective March 1, 2008, the section entitled "Expense Summary" is restated in its entirety as follows:

EXPENSE SUMMARY


Expense Table

This table describes the fees and expenses that you may pay when you buy, redeem, and hold shares of the fund. The annual fund operating expenses are based on expenses incurred during the fund's most recently completed fiscal year, adjusted to reflect annualized expenses and current fee arrangements. The fund's annual operating expenses may vary in future years.

Shareholder Fees (fees paid directly from your investment):
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Share Class                  A          B         C        I       All R
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Maximum Sales Charge       5.75%      0.00%     0.00%     N/A       N/A
(Load) Imposed on
Purchases (as a
percentage of
offering price).......
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Maximum Deferred        See Below(#)  4.00%     1.00%     N/A       N/A
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds,
whichever is less)....
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Annual Fund Operating Expenses (expenses that are deducted from fund assets):
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Share Class                           A         B         C          I
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Management Fee..................... 0.74%     0.74%     0.74%      0.74%
Distribution and/or Service
(12b-1) Fees(1).................... 0.25%     1.00%     1.00%       N/A
Other Expenses(2).................. 0.30%     0.30%     0.30%      0.30%
                                    -----     -----     -----      -----
Total Annual Fund Operating
Expenses(2)........................ 1.29%     2.04%     2.04%      1.04%
      Fee Reductions(3)............(0.14)%   (0.14)%   (0.14)%    (0.14)%
                                   -------   -------   -------    -------
Net Expenses(2).................... 1.15%     1.90%     1.90%      0.90%

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Share Class                              R            R1           R2
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Management Fee.....................    0.74%        0.74%         0.74%
Distribution and/or Service
(12b-1) Fees(1)....................    0.50%        1.00%         0.50%
Other Expenses(2)..................    0.30%        0.30%         0.30%
                                       -----        -----         -----
Total Annual Fund Operating
Expenses(2)........................    1.54%        2.04%         1.54%
      Fee Reductions(3)............   (0.14)%      (0.14)%       (0.14)%
                                      -------      -------       -------
Net Expenses(2)....................    1.40%        1.90%         1.40%

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Share Class                             R3            R4           R5
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Management Fee.....................    0.74%        0.74%         0.74%
Distribution and/or Service
(12b-1) Fees(1)....................    0.50%        0.25%          N/A
Other Expenses(2)..................    0.30%        0.30%         0.30%
                                       -----        -----         -----
Total Annual Fund Operating
Expenses(2)........................    1.54%        1.29%         1.04%
      Fee Reductions(3)............   (0.14)%      (0.14)%       (0.14)%
                                      -------      -------       -------
Net Expenses(2)....................    1.40%        1.15%         0.90%

# A contingent deferred sales charge (referred to as a CDSC) of 1% may be deducted from your redemption proceeds if you buy $1 million or more of Class A shares or if you are investing through a retirement plan and your Class A purchase meets certain requirements and you redeem your investment within 12 months of your purchase. Class 529A shares are not subject to any CDSC.
(1) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, and Class R4 shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees."
(2) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.
(3) MFS has agreed in writing to reduce its management fee to 0.60% annually of the fund's average daily net assets, until at least March 1, 2012.

Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the period during which any written fee reductions are in effect (see "Expense Summary - Expense Table" above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

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Share Class                              1 Year  3 Years  5 Years  10 Years
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A Shares                                   $685     $919   $1,173    $1,978
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B Shares(1)
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      Assuming Redemption at End of
Period                                     $593     $897   $1,228    $2,309
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      Assuming No Redemption               $193     $597   $1,028    $2,309
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C Shares
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      Assuming Redemption at End of
Period                                     $293     $597   $1,028    $2,307
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      Assuming No Redemption               $193     $597   $1,028    $2,307
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I Shares                                    $92     $287     $500    $1,202
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R Shares                                   $143     $443     $767    $1,769
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R1 Shares                                  $193     $597   $1,028    $2,307
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R2 Shares                                  $143     $443     $767    $1,769
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R3 Shares                                  $143     $443     $767    $1,769
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R4 Shares                                  $117     $365     $634    $1,489
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R5 Shares                                   $92     $287     $500    $1,202
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(1)  Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.


Effective January 1, 2008, the third paragraph of the sub-section entitled "Investment Adviser" under the main heading "Management of the Fund" is hereby restated as follows:

For the fiscal year ended November 30, 2006, the fund paid MFS an effective management fee equal to 0.71% of the fund's average daily net assets. The management fee set forth in the Investment Advisory Agreement is 0.75% annually of the first $2.5 billion, and 0.70% annually in excess of $2.5 billion, of the fund's average daily net assets. Effective December 1, 2007, MFS has agreed in writing to reduce its management fee to 0.60% annually of the fund's average daily net assets, until at least March 1, 2012.

Effective March 1, 2008, the second paragraph of the sub-section entitled "Administrator" under the main heading "Management of the Fund" is hereby deleted.

Effective March 1, 2008, the table under the sub-section entitled, "Description of Share Classes - Distribution and Service Fees" is restated as follows, with respect to Class R1 shares only:

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Class              Maximum         Maximum Service       Maximum Total
                                                                Distribution and
               Distribution Fee          Fee              Service Fee
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Class R1            0.75%               0.25%                1.00%
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               The date of this supplement is March 1, 2008.